Mineral resource exploration and evaluation expenditure (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Liabilities arising from exploration for and evaluation of mineral resources	$ 6,024
Property, Plant and Equipment [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	21,013	$ 12,163
Current Inventories [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	521	674
Other Noncurrent Assets [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 17,721	$ 23,008